Lincoln Financial Group 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone: 484-583-8711

Email: Sam.Goldstein@lfg.com

VIA EDGAR

June 29, 2022

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:    Registrant:     Lincoln Variable Insurance Products Trust (“Trust”)

           File Nos.:        811-08090 and 033-70742

Dear Mr. Zapata:

Attached for filing via EDGAR is a preliminary proxy statement (the “Proxy Statement”) on Schedule 14A for a joint special shareholder meeting of the Lincoln iShares® Fixed Income Allocation Fund, Lincoln iShares® Global Growth Allocation Fund, and Lincoln iShares® U.S. Moderate Allocation Fund, (the “Funds”), each a series of the Trust. The Proxy Statement is being filed pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended and Rule 20a-1 under the Investment Company Act of 1940, as amended.

The proposal is being put to a shareholder vote for the liquidation of each Fund.

It is anticipated that a definitive proxy statement will be filed and mailed to shareholders on or after Monday, July 11, 2022.

If you have any questions or comments, please contact me at the above number.

Very truly yours,

/s/Samuel K. Goldstein, Esq.

Samuel K. Goldstein, Esq.

Vice President & Assistant General Counsel – Funds Management

Enclosures

cc:     Ronald Holinsky, Esq.